Net cash and cash equivalent	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Net cash and cash equivalents
Net cash and cash equivalents
Net cash and cash equivalents included in the statement of cash flow comprise the following amounts which are included in the statement of financial position:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Cash and cash equivalents	383,443	308,258	375,782
Bank overdraft (note 15)	(30,262)	(17,720)	(19,449)
	353,181	290,538	356,333

The credit quality of cash and cash equivalents that are not impaired can be assessed by reference to external credit ratings, based on the Fitch rating scales, as follows:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Cash and cash equivalents
AA	138,700	110,854	197,873
A	98,339	82,738	78,605
BBB	38,383	33,962	99,304
BB	98,027	80,704	—
B	9,994	—	—
	383,443	308,258	375,782

The carrying amounts of net cash and cash equivalents are denominated in the following currencies:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Great Britain Pound	43,866	37,209	48,540
Brazilian Real	9,995	3,787	2,987
South African Rand	208,144	171,223	100,721
Australian Dollar	21,898	22,912	19,574
United States Dollar	65,226	48,354	178,768
Euro	1,233	4,300	4,649
Other	2,819	2,753	1,094
	353,181	290,538	356,333